Financial Risk Review (Details) - Schedule of Financial Instruments - Foreign Currency Risk [Member]	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 TZS (Tsh)	Jun. 30, 2024 ZAR (R)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 ZAR (R)
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Cash in banks (in Pounds)	£ 84,494	$ 1,091,458	€ 6,047	Tsh 1,525,484,567	R 42,633	£ 620,208	$ 2,587,533	€ 133,685	Tsh 1,259,494,294	R 937,684
Prepaid expenses (in Pounds)	109,804	153,598				134,828	238,181
Trade and other payables (in Pounds)	432,901	1,349,683				489,117	743,959
Cash in banks	84,494	1,091,458	6,047	1,525,484,567	42,633	620,208	2,587,533	133,685	1,259,494,294	937,684
Trade receivables		3,297,139					112,069
Prepaid expenses	109,804	153,598				134,828	238,181
Trade and other payables	432,901	1,349,683				489,117	743,959
Cash in banks (in Euro)	84,494	1,091,458	6,047	1,525,484,567	42,633	620,208	2,587,533	133,685	1,259,494,294	937,684
Cash in banks (in Shillings)	84,494	1,091,458	6,047	1,525,484,567	42,633	620,208	2,587,533	133,685	1,259,494,294	937,684
Cash in banks (in Rand)	£ 84,494	$ 1,091,458	€ 6,047	Tsh 1,525,484,567	R 42,633	£ 620,208	$ 2,587,533	€ 133,685	Tsh 1,259,494,294	R 937,684